Details of Significant Accounts - Employee Benefit Expenses - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
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Disclosure Of Employee Benefit Expenses [Line Items]
Ratio of profit distributable as employees' compensation after covering accumulated deficit	2.00%
Ratio of profit distributable as directors' and supervisors' remuneration after covering accumulated deficit	2.00%
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Disclosure Of Employee Benefit Expenses [Line Items]
Ratio of profit distributable as employees' compensation after covering accumulated deficit	8.00%